Guaranteed Investment Contracts Held By Master Trust (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments in synthetic guaranteed investment contracts
The Master Trust holds investments in synthetic guaranteed investment contracts as part of the Blended Rate Income Fund ("BRIF") investment option. The synthetic contracts, as valued by the Trustee, and corresponding credit ratings, as of December 31, were as follows:

(in thousands)	S&P Credit Rating 2025	2025	S&P Credit Rating 2024	2024
JP Morgan Chase & Co.	AA-	$15,773	AA-	$18,902
Nationwide Life Ins. Co.	A+	12,652	A+	15,162
Prudential Ins. Co. of America	AA-	12,626	AA-	15,131
Metropolitan Life Ins. Co.	AA-	12,566	AA-	12,627
Massachusetts Mutual	AA+	12,549	AA+	12,606
Transamerica Premier Life	A+	12,540	A+	15,028
American General Life Ins. Co.	A+	12,144	A+	12,731
Pacific Life Ins. Co.	AA-	10,896	AA-	13,058
State Street Bank & Trust Co. - Boston	AA-	9,339	AA-	11,192
Short-term investment fund		1,373		1,805
All contracts		$112,458		$128,242

The yields earned by the guaranteed investment contracts were as follows:

	2025	2024
Based on actual earnings	3.87%	3.89%
Based on interest rate credited to participants	2.55%	2.12%